Putnam Investments
One Post Office Square
Boston, MA 02109
June 28, 2010

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
Attention: Linda Stirling, Esq.

Re:	Putnam Funds Trust (Securities Act No. 333-515 and Investment Company File Act No. 811-07513) (the
“Trust”) on behalf of Putnam Floating Rate Income Fund and Putnam Income Strategies Fund – Post-
Effective Amendment No. 108 to the Trust’s Registration Statement on Form N-1A (the “Amendment”)

Dear Ms. Stirling:

We are filing today through the EDGAR system, on behalf of Putnam Floating Rate Income Fund and Putnam Income Strategies Fund, each a series of Putnam Funds Trust, Post-Effective Amendment No. 108 pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”) and Rule 8b-16 under the Investment Company Act of 1940, as amended (the “1940 Act”). The Amendment is electronically coded to show changes to the prospectus and statement of additional information of Putnam Income Strategies Fund from the corresponding documents dated June 30, 2009, filed with the Commission on June 26, 2009, and changes to the prospectus and statement of additional information of Putnam Floating Rate Income Fund from the corresponding documents included in Post-Effective Amendment No. 105, which was filed with the Commission pursuant to Rule 485(a) under the Securities Act (the “485(a) filing”) and Rule 8b-16 under the 1940 Act on April 15, 2010. In the case of Putnam Income Strategies Fund, the changes include (i) updates to the financial statements and other information pursuant to Section 10(a)(3) of the Securities Act; (ii) revisions to the prospectus – in particular, the Fund summary section – to reflect the amendments to Form N-1A effective March 31, 2009; and (iii) minor revisions to reflect standard Putnam disclosure. We note that, on March 11, the staff of the Commission granted Putnam Income Strategies Fund relief, pursuant to Rule 485(b)(1)(vii) under the Securities Act, from the requirement to reflect changes pursuant to the above-referenced amendments to Form N-1A in a filing under Rule 485(a). In the case of Putnam Floating Rate Income Fund, the changes include the updating of financial statements and other information pursuant to Section 10(a)(3) of the Securities Act and minor revisions to reflect standard Putnam disclosure. Certain changes also have been made in response to comments that you provided telephonically to me on behalf of the staff of the U.S. Securities and Exchange Commission (the “Staff”) on May 27, 2010, regarding the 485(a) filing.

For convenience of reference, I have summarized the Staff’s comments before the responses by Putnam Floating Rate Income Fund (for the purposes of the following section, the “Fund”).

1. In Fund Summary – Fees and expenses: In the “Annual fund operating expenses” table, please delete the last section of the footnote to the “Total annual fund operating expenses” column stating “and Putnam Investment Management, LLC’s (Putnam Management) contractual obligation to limit certain fund expenses through June 30, 2011. This obligation may be modified or discontinued only with approval of the Board of Trustees.”

Response: We have deleted the disclosure, as requested.

2. In Fund Summary – Example: Please revise the second sentence to conform with the text provided in Item 3 by deleting the phrase “except as indicated.”

Response: Item 3 of Form N-1A instructs registrants to include “the following information, in plain English under Rule 421(d) under the Securities Act.” In addition, Instruction 1(b) to Item 3 of Form N-1A states that “[a] Fund may modify the narrative explanations if the explanation contains comparable information to that shown.” We have not revised this disclosure because we believe the current disclosure in this section complies with the plain English requirements and contains comparable information to the text contained in Item 3 of Form N-1A.

3. In Fund Summary— Investments, risks, and performance: Please include additional risk disclosure in the “Risks” section for any risks disclosed in the section entitled “What are the fund’s main investment strategies and related risks?” of the statutory prospectus that are identified by the Fund as being principal risks of investing in the Fund.

Response: In response to your comment, we have added additional disclosure to the “Risks” section regarding impairment of collateral risk.

We believe that the “Risks” section, with the addition of disclosure regarding impairment of collateral risk, is an appropriate summary of the principal risks of investing in the Fund. See Item 4(b)(1)(i) of Form N-1A, which states, “[b]ased on the information given in response to Item 9(c), summarize the principal risks of investing in the Fund, including the risks to which the Fund’s portfolio as a whole is subject . . .” (italics added for emphasis). Accordingly, we have not expanded the disclosure in the “Risks” section to explicitly reference these risks. We believe the relatively expanded disclosure in response to Item 9 is also appropriate.

4. In Fund Summary – Performance: Please remove the language following the “Average annual total returns after sales charges” table stating “Class B share performance does not assume conversion to class A shares.”

Response: We have deleted the sentence, as requested.

5. In Fund Summary – Tax Information: Please remove the first two sentences to more closely conform the disclosure with the requirements of Item 7 of Form N-1A.

Response: In response to your comment, we have modified the disclosure to read as follows:

“The fund normally distributes any net investment income monthly and any net realized capital gains annually, which will be taxed as ordinary income or as capital gains unless the shares are held through a qualified retirement plan.”

We believe this text discloses the Fund’s intent to make distributions that may be taxed as ordinary income or capital gains as required by Item 7 of Form N-1A.

6. In Fund Summary – Financial Intermediary Compensation: Please revise the second sentence to conform with the text provided in Item 8 by deleting the phrase “Please bear in mind that.”

Response: We have retained the current disclosure because Item 8 expressly permits a fund to “modify the statement if the modified statement contains comparable information.” We believe the language contains comparable information and is useful to shareholders.

7. In What are the fund’s main investment strategies and related risks: Please add “after 60 days’ notice” at the end of the “Changes in policies” section.

Response: We have not added this text because the requirement of 60 days’ notice is applicable only to the Fund’s policy of investing, under normal circumstances, at least 80% of its net assets in income-producing floating rate loans and other floating rate debt securities. In response to your comment, however, we have added the following text to the statutory prospectus, under the heading “What are the fund’s main investment strategies and related risks?” after the description of the Fund’s 80% investment policy:

“This policy may be changed only after 60 days’ notice to shareholders.”

8. Please adopt a non-fundamental policy with respect to senior securities, and propose the addition of such a fundamental policy at the next meeting of Fund shareholders.

Response: We have disclosed this non-fundamental policy with respect to senior securities in the statement of additional information. We will propose that the Trustees recommend shareholder approval of a corresponding fundamental policy at the next meeting of Fund shareholders.

I believe that this letter addresses the Staff’s comments. Should you have any further questions, please do not hesitate to call me at (617) 760-1224.

Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act that it does not contain disclosure which would render it ineligible to become effective pursuant to Rule 485(b).

Very truly yours,

/s/ Carlo N. Forcione
Carlo N. Forcione
Vice President and Counsel

cc: Brian D. McCabe, Esq., Ropes & Gray LLP
Philip W. Romohr, Esq., Ropes & Gray LLP
Emma C. Eriksson, Esq., Ropes & Gray LLP